Intangible Assets - Additional Information (Details) - CAD ($) $ in Millions		3 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2022
Cannabis Retail
Disclosure Of Intangible Assets [Line Items]
Impairment of intangible assets with indefinite useful lives	$ 16.4
Inner Spirit
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets			8 years
Other Intellectual Property
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets			12 years
Sun 8 Holdings Inc
Disclosure Of Intangible Assets [Line Items]
Estimated useful life of intangible assets			15 years
Impairment		$ 1.9
Estimated recoverable amount	$ 2.5	$ 2.5